Document And Entity Information	Apr. 30, 2022
Document Information [Line Items]
Entity, Registrant Name	Eagle Bancorp Montana, Inc.
Document, Type	8-K/A
Document, Period End Date	Apr. 30, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-34682
Entity, Tax Identification Number	27-1449820
Entity, Address, Address Line One	1400 Prospect Ave.
Entity, Address, City or Town	Helena
Entity, Address, State or Province	MT
Entity, Address, Postal Zip Code	59601
City Area Code	406
Local Phone Number	442-3080
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	EBMT
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 04-30-22
Amendment Flag	true
Entity, Central Index Key	0001478454